SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2012
SEGMENT REPORTING [Abstract]
Revenues Attributable To The Different Service And Product Groups

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Online education services	23,982	30,788	40,281
Books and reference materials	3,939	4,743	4,438
Offline education services	1,557	2,907	4,507
Others	3,101	3,126	2,876

	32,579	41,564	52,102